Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Other income expenses net [abstract]
Summary of Other Income (Expenses), Net

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Gain on disposal of property, plant and equipment, net	33,935	74,548	18,431
Gain on disposal of scrapped materials	52,254	35,381	44,662
Gain on disposal of items purchased on behalf of others	21,945	19,107	12,729
Gain from lease modifications	891	139	—
Impairment loss on property, plant and equipment	(4,843)	(12,721)	(9,236)
Others	21,405	13,479	19,357
	125,587	129,933	85,943